Trade receivables (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Percentage of impairment losses on trade receivables recorded for the customers who went bankrupt	100.00%	100.00%
Number of outstanding days of sales for individual and corporate customer	140 days
Increase in number of outstanding days of sales for individual and corporate customer as a consequence of credit terms extension	177 days